CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 873	$ 1,502
Accounts receivable, net	2,474	2,001
Inventories	280	247
Deferred income taxes	62	53
Prepaid expenses and other	552	450
Total current assets	4,241	4,253
Satellites, net	2,215	2,235
Property and equipment, net	5,223	4,444
Goodwill	4,097	4,148
Intangible assets, net	909	1,074
Investments and other assets	1,738	1,755
Total assets	18,423	17,909
Current liabilities
Accounts payable and accrued liabilities	4,210	3,926
Unearned subscriber revenues and deferred credits	533	486
Short-term borrowings		38
Total current liabilities	4,743	4,450
Long-term debt	13,464	10,472
Deferred income taxes	1,771	1,670
Other liabilities and deferred credits	1,287	1,287
Commitments and contingencies
Redeemable noncontrolling interest	265	224
Stockholders' deficit
Common stock and additional paid-in capital-$0.01 par value, 3,947,000,000 and 3,500,000,000 shares authorized, 691,306,695 and 808,447,044 shares issued and outstanding of DIRECTV Class A common stock at December 31, 2011 and December 31, 2010, respectively	4,799	5,563
Accumulated deficit	(7,750)	(5,730)
Accumulated other comprehensive loss	(156)	(27)
Total stockholders' deficit	(3,107)	(194)
Total liabilities and stockholders' deficit	$ 18,423	$ 17,909